Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure present closure obligation	20 years	16 years
Remaining lives of operations and infrastructure	one to over 50 years
Close-down and restoration costs and environmental clean-up obligations	$ 9,983	$ 8,722
Risk free interest rate on provisions	2.00%
Provision	$ 14,642	13,794	$ 13,066
Non-current provisions	$ 13,367	12,479
Bottom of range [Member]
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	0.50%
Top of range [Member]
Disclosure of other provisions [Line Items]
Provision	$ 1,102
Other employee entitlements [member]
Disclosure of other provisions [Line Items]
Provision for long service leave	292	317
Provision for redundancy and severance payments	24	59
Provision	389	450
Non-current provisions	112
Close down and restoration/ environmental [member]
Disclosure of other provisions [Line Items]
Provision	9,983	8,722
Non-current provisions	9,349
Provisions relating to insurance recoveries and other financial assets held	75	110
Close down and restoration/ environmental [member] | Pre 2021 [Member]
Disclosure of other provisions [Line Items]
Non-current provisions	336	366
Close down and restoration/ environmental [member] | More than 5 years [member]
Disclosure of other provisions [Line Items]
Non-current provisions	$ 839	$ 727